PRUDENTIAL INVESTMENT PORTFOLIOS 3

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, NJ 07102

February 17, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20002-4224

Re:     485(a) Filing for Prudential Investment Portfolios 3
     Registration numbers 333-95849 and 811-09805

Dear Sir or Madam:

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates April 25, 2011 as its effective date. The purpose for this filing is to add a new share class, known as Class R, to the prospectus for Prudential Jennison Market Neutral Fund, which is a series of the Registrant.

     Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain